Financial Risks - Summary of Reconciliation of the Loss Allowance Movements with an Impact on the Income Statement with the Net Impairment Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	€ (69)	€ (237)	€ (119)
Other [member]
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	(6)	(9)
Measured at amortized cost [member] | Loans measured at amortized cost [member]
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	57	(88)
Measured at amortized cost [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	€ (120)	€ (140)